INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of tax expense (benefit)
	Years Ended December 31,
	2015	2016	2017
Current Tax	246,678	253,674	436,195
Deferred Tax	(50,149)	33,446	(76,237)

Total	196,529	287,120	359,958

Schedule of a reconciliation between the effective income tax rate and PRC statutory income tax rate

	Years Ended December 31,
	2015	2016	2017
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	3%	3%	1%
Effect of different tax rate of group entities operating in other jurisdictions	—	(1)%	1%
Effect of change in valuation allowance	5%	1%	—
Effect of tax holiday	(7)%	(3)%	(1)%
Effect of cash dividends	5%	3%	(1)%
Effect of disposal of subsidiary	—	(1)%	—
Effect of excess tax benefit of rewards	—	—	(3)%

Effective tax rate	31%	27%	22%

Schedule of the aggregate amount and per share effect of the tax holidays
	Years Ended December 31,
	2015	2016	2017
Aggregate amount	41,288	27,224	24,424
Per share effect—basic	0.16	0.10	0.09
Per share effect—diluted	0.16	0.10	0.08

Schedule of the principal components of the Group's deferred income tax assets and liabilities

	As of December 31,
	2016	2017
Deferred tax assets:
Net loss carryforward	97,219	139,650
Deferred revenue	71,517	78,788
Deferred rent	2,968	8,763
Long-term assets	51,579	130,112
Bad debt provision	2,856	4,437
Accrual for customer loyalty program	30,267	37,298
Accrued payroll	3,588	14,155
Other accrued expenses	17,688	20,706
Share-based compensation	10,978	13,447
Others	2,379	1,425
Valuation allowance	(114,625)	(123,138)

Total deferred tax assets	176,414	325,643

Deferred tax liabilities:
Favorable lease, building and land use rights-fair value adjustment	67,167	398,761
Capitalized interest	3,519	2,929
Unrealized gain for investment	14,826	6,861
Others	10,817	13,539

Total deferred tax liabilities	96,329	422,090

Schedule of unrecognized tax benefits
	Years Ended December 31,
	2015	2016	2017
Balance at January 1	8,345	14,755	19,787
Addition for tax positions	6,410	5,032	6,623

Balance at December 31	14,755	19,787	26,410